Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Numerator
Numerator for basic earnings per share	$ 87,379	$ 91,785	$ 94,110	$ 73,391	$ 94,738	$ 92,265	$ 68,550	$ 88,353	$ 346,665	$ 343,906	$ 326,176
Effect of assumed conversion of 0.50% convertible notes											1,486
Numerator for diluted earnings per share									$ 346,665	$ 343,906	$ 327,662
Denominator
Denominator for basic earnings per share - weighted average number of shares outstanding									185,213	202,584	204,023
Effect of assumed conversion of 0.50% convertible notes									24	24	3,948
Effect of dilutive stock options granted									1,322	1,468	379
Denominator for dilutive earnings per share - adjusted weighted average shares and assumed conversions									186,559	204,076	208,350
Basic earnings per share	$ 0.49	$ 0.50	$ 0.50	$ 0.38	$ 0.49	$ 0.45	$ 0.33	$ 0.43	$ 1.87	$ 1.70	$ 1.60
Diluted earnings per share	$ 0.49	$ 0.50	$ 0.50	$ 0.38	$ 0.48	$ 0.45	$ 0.33	$ 0.43	$ 1.86	$ 1.69	$ 1.57
Earnings Per Share (Textuals) [Abstract]
Interest rate on Convertible senior notes	0.50%				0.50%				0.50%	0.50%	0.50%
Antidilutive outstanding stock options not included in the calculation of diluted earnings per share									14,970	16,201	20,623